United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F   COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, April 8, 2008
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  44

Form 13F Information Table Vaule Total:  $189,890

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		                                                        Form 13-F INFORMATION TABLE

			                                      Value	Shares/	SH/	Put/	Invstmt	Other	Vtg Auth
Name of Issuer	                Title of Class	Cusip	     (x$1000)	Prn/Amt	PR	Call	Disc	Mgrs	Sole
--------------                  --------------  -----        --------   ------- --      ----    ------- -----   --------
ADVANCED SEMICONDUCTOR ENGR ADR	Sponsored ADR	00756M404	7740	1602500	SH 		sole		1602500
***ALCATEL-LUCENT SPONSORED ADR	Sponsored ADR	013904305	5570	967000	SH 		sole		967000
ANADARKO PETROLEUM CORP	        com	        032511107	4299	68200	SH 		sole		68200
APACHE CORP	                com	        037411105	5836	48300	SH 		sole		48300
ARCH COAL INC	                com	        039380100	3880	89200	SH 		sole		89200
ARRIS GROUP INC	                com	        04269Q100	4795	823900	SH 		sole		823900
BJ SERVICES CO           	com	        055482103	6748	236700	SH 		sole		236700
***BARRICK GOLD CORP          	com	        067901108	2259	52000	SH 		sole		52000
CELESTICA INC SUBORD VTG SHS	sub vtg shs	15101Q108	6014	895000	SH 		sole		895000
CHESAPEAKE ENERGY CORP	        com	        165167107	4753	103000	SH 		sole		103000
***CHICAGO BRIDGE & IRON CO MV	ny registry sh	167250109	2551	65000	SH 		sole		65000
CIRCUIT CITY STORES INC	        com	        172737108	3542	890000	SH 		sole		890000
COTT CORPORATION	        com	        22163N106	2780	791958	SH 		sole		791958
DEVON ENERGY CORP	        com	        25179M103	5029	48200	SH 		sole		48200
DIAMOND OFFSHORE DRILLING INC	com	        25271C102	4353	37400	SH 		sole		37400
DYCOM INDUSTRIES INC	        com	        267475101	4804	400000	SH 		sole		400000
ENSCO INTERNATIONAL INC	        com	        26874Q100	3882	62000	SH 		sole		62000
***ERICSSON L M TEL CO  	adr b sek 10	294821608	6701	341000	SH 		sole		341000
FLUOR CORP NEW	                com	        343412102	2640	18700	SH 		sole		18700
***GOLDCORP INC          	com	        380956409	2511	64800	SH 		sole		64800
MARKET VECTORS ETF TR    	gold miner etf	57060U100	5333	111800	SH 		sole		111800
MASSEY ENERGY CORP	        com	        576206106	3906	107000	SH 		sole		107000
MCDERMOTT INTERNATIONAL INC	com	        580037109	2785	50800	SH 		sole		50800
MICRON TECHNOLOGY INC	        com	        595112103	5260	881000	SH 		sole		881000
MICRON TECHNOLOGY INC	        com	        595112103	61	700	SH 	call	sole		700
MOTOROLA INC	                com	        620076109	3307	355600	SH 		sole		355600
***NORTEL NETWORKS CORP	        com new	        656568508	273	40000	SH 		sole		40000
PEABODY ENERGY CORP	        com	        704549104	3060	60000	SH 		sole		60000
POWERWAVE TECHNOLOGIES INC	com	        739363109	2295	900000	SH 		sole		900000
POWERSHS DB MULTI SECT COMM 	db agricult fd	73936B408	5395	148000	SH 		sole		148000
SOUTHWESTERN ENERGY CO	        com	        845467109	5390	160000	SH 		sole		160000
SPRINT NEXTEL CORPORATION	com ser 1	852061100	1920	287000	SH 		sole		287000
SPRINT NEXTEL CORPORATION	com ser 1	852061100	45	500	SH 	call	sole		500
STREETTRACKS GOLD TRUST	        gold shs	863307104	5696	63000	SH 		sole		63000
TELLABS INC	                com	        879664100	5366	984500	SH 		sole		984500
TIME WARNER INC NEW	        com	        887317105	6120	436500	SH 		sole		436500
ULTRA PETROLEUM CORP	        com	        903914109	2325	30000	SH 		sole		30000
UTSTARCOM INC	                com	        918076100	11681	4113000	SH 		sole		4113000
VERIZON COMMUNICATIONS	        com	        92343V104	2851	78216	SH 		sole		78216
VISHAY INTERTECHNOLOGY INC	com	        928298108	3864	426500	SH 		sole		426500
WESTERN DIGITAL CORP	        com	        958102105	5678	210000	SH 		sole		210000
CHIPMOS TECHNOLOGIES BERMUDA  	shs	        G2110R106	7223	2250000	SH 		sole		2250000
NOBLE DRILLING CORP	        shs	        G65422100	4907	98800	SH 		sole		98800
TRANSOCEAN INC.	                shs	        G90073100	4462	33000	SH 		sole		33000


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